OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Other Receivables [Abstract]
Agent receivables	$ 4,383		$ 4,794
Advances	1,055		664
Claims receivables	579		1,819
Other receivables	20,650		18,160
Total other receivables	26,667	$ 27,991	25,437
Allowance for doubtful accounts	$ 0		$ 0